REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 8,285,815	$ 6,628,073
Provisional pricing adjustments on concentrate sales	(62)	(1,164)
Gold	8,170,356	6,539,273
Silver	79,208	63,666
Zinc	3,937	6,557
Copper	32,314	18,577
Total revenues from mining operations	8,285,753	6,626,909
Provisionally concentrate sales	$ 7,600	$ 8,100
Precious metals revenue (as percentage of total revenue)	99.60%	99.60%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of total revenue from mining operations	73.80%	71.70%
Revenues from mining operations:
Total revenues from mining operations	$ 6,111,378	$ 4,753,267
Customer 1
Revenues from mining operations:
Total revenues from mining operations	1,718,298	1,858,921
Customer 2
Revenues from mining operations:
Total revenues from mining operations	1,607,542	1,574,546
Customer 3
Revenues from mining operations:
Total revenues from mining operations	1,480,736	$ 1,319,800
Customer 4
Revenues from mining operations:
Total revenues from mining operations	$ 1,304,802